Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 523,000
Previously Paid Amount	0.00
Total Fee Amount	80.07
Total Offset Amount	0.00
Net Fee	80.07
Narrative - Max Aggregate Offering Price	$ 523,000
Final Prospectus	true